CAPITAL STOCK	3 Months Ended	12 Months Ended
	May 31, 2017	Feb. 28, 2017
Equity [Abstract]
CAPITAL STOCK

The Company has authorized 160,000,000 shares of capital stock, par value $0.0001 per share, of which 150,000,000 are shares of common stock and 10,000,000 are shares of “blank-check” preferred stock.

Our board of directors (the “Board”) is empowered, without stockholder approval, to issue preferred stock with dividend, liquidation, conversion, voting or other rights, which could adversely affect the voting power or other rights of the holders of common stock. The preferred stock could be utilized as a method of discouraging, delaying or preventing a change in control of the Company.

Common Stock

The holders of our common stock are entitled to one vote per share. In addition, the holders of our common stock will be entitled to receive ratably such dividends, if any, as may be declared by our Board out of legally available funds; however, the current policy of our Board is to retain earnings, if any, for operations and growth. Upon liquidation, dissolution or winding-up, the holders of our common stock will be entitled to share ratably in all assets that are legally available for distribution.

Series A Convertible Preferred Stock

Pursuant to the Certificate of Designation of Rights and Preferences of the Series A Preferred Stock (the “Series A Preferred Stock” or “Series A Preferred”), the terms of the Series A Preferred Stock are as follows:

Ranking

The Series A Preferred Stock will rank (i) senior to our common stock, (ii) pari passu with our Series A-2 Preferred Stock (as defined below) and (iii) junior to our Series B Preferred Stock (as defined below) with respect to distributions of assets upon the liquidation, dissolution or winding up of the Company.

Dividends

The Series A Preferred Stock is not entitled to any dividends.

Liquidation Rights

In the event of any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the holders of the Series A Preferred Stock shall be entitled to receive out of the assets of the Company, whether such assets are capital or surplus, for each share of Series A Preferred Stock an amount equal to the fair market value as determined in good faith by the Board.

Voluntary Conversion; Anti-Dilution Adjustments

Each fifteen (15) shares of Series A Preferred Stock shall be convertible into one share of common stock (the “Series A Conversion Ratio”). The Series A Conversion Ratio is subject to customary adjustments for issuances of shares of common stock as a dividend or distribution on shares of the common stock, or mergers or reorganizations.

Voting Rights

The Series A Preferred Stock has no voting rights. The common stock into which the Series A Preferred Stock is convertible shall, upon issuance, have all of the same voting rights as other issued and outstanding common stock, and none of the rights of the Series A Preferred Stock.

Series A-2 Convertible Preferred Stock

Pursuant to the Certificate of Designation of Rights and Preferences of the Series A-2 Convertible Preferred Stock (the “Series A-2 Preferred Stock” or “Series A-2 Preferred”), the terms of the Series A-2 Preferred Stock are as follows:

Ranking

The Series A-2 Preferred will rank (i) senior to our common stock, (ii) pari passu with our Series A Preferred Stock, and (iii) junior to our Series B Preferred Stock (as defined below) with respect to distributions of assets upon the liquidation, dissolution or winding up of the Company.

Dividends

The Series A-2 Preferred is not entitled to any dividends.

Liquidation Rights

In the event of any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the holders of the Series A-2 Preferred shall be entitled to receive out of the assets of the Company, whether such assets are capital or surplus, for each share of Series A-2 Preferred an amount of cash, securities or other property to which such holder would be entitled to receive with respect to each such share of Preferred Stock if such shares had been converted to common stock immediately prior to such liquidation, dissolution or winding-up of the Company.

Voluntary Conversion; Anti-Dilution Adjustments

Each share of Series A-2 Preferred shall, at any time, and from time to time, at the option of the holder, be convertible into ten (10) shares of common stock (the “Series A-2 Conversion Ratio”). The Series A-2 Conversion Ratio is subject to customary adjustments for issuances of shares of common stock as a dividend or distribution on shares of common stock, or mergers or reorganizations.

Conversion Restrictions

The holders of the Series A-2 Preferred may not convert their shares of Series A-2 Preferred into shares of common stock if the resulting conversion would cause such holder and its affiliates to beneficially own (as determined in accordance with Section 13(d) of the Exchange Act, and the rules thereunder) in excess of 4.99% or 9.99% of the common stock outstanding, when aggregated with all other shares of common stock owned by such holder and its affiliates at such time; provided, however, that such holder may elect to waive these conversion restrictions.

Voting Rights

The Series A-2 Preferred has no voting rights. The common stock into which the Series A-2 Preferred is convertible shall, upon issuance, have all of the same voting rights as other issued and outstanding common stock, and none of the rights of the Series A-2 Preferred.

Series B Convertible Preferred Stock

Pursuant to the Certificate of Designation of Rights and Preferences of the Series B Preferred Stock (the “Series B Preferred Stock” or “Series B Preferred”), the terms of the Series B Preferred Stock are as follows:

Ranking

The Series B Preferred Stock will rank senior to our Series A Preferred Stock, Series A-2 Preferred Stock and common stock with respect to distributions of assets upon the liquidation, dissolution or winding up of the Company.

Stated Value

Each shares of Series B Preferred Stock will have a stated value of $5,500, subject to adjustment for stock splits, combinations and similar events (the “Stated Value”).

Dividends

Cumulative dividends on the Series B Preferred Stock accrue at the rate of 8% of the Stated Value per annum, payable quarterly on March 31, June 30, September 30, and December 31 of each year, from and after the date of the initial issuance.  Dividends are payable in kind in additional shares of Series B Preferred Stock valued at the Stated Value or in cash at the sole option of the Company. At May 31, 2017 and February 28, 2017, the dividends payable to the holders of the Series B Preferred Stock amounted to approximately $16,000 and $16,000, respectively. During the three months ended May 31, 2017 and May 31, 2016, the Company issued 4.2648 and 13.1771 shares of Series B Preferred Stock, respectively, for payment of dividends amounting to approximately $23,000 and $72,000, respectively.

Liquidation Rights

If the Company voluntarily or involuntarily liquidates, dissolves or winds up its affairs, each holder of the Series B Preferred Stock will be entitled to receive out of the Company’s assets available for distribution to stockholders, after satisfaction of liabilities to creditors, if any, but before any distribution of assets is made on the Series A Preferred Stock or common stock or any of the Company’s shares of stock ranking junior as to such a distribution to the Series B Preferred Stock, a liquidating distribution in the amount of the Stated Value of all such holder’s Series B Preferred Stock plus all accrued and unpaid dividends thereon. At May 31, 2017 and February 28, 2017, the value of the liquidation preference of the Series B Preferred Stock aggregated to approximately $1.2 million and $1.19 million, respectively.

Conversion; Anti-Dilution Adjustments

Each share of Series B Preferred Stock will be convertible at the holder’s option into common stock in an amount equal to the Stated Value plus accrued and unpaid dividends thereon through the conversion date divided by the then applicable conversion price. The initial conversion price was $8.25 per share (the “Series B Conversion Price”) and is subject to customary adjustments for issuances of shares of common stock as a dividend or distribution on shares of common stock, or mergers or reorganizations, as well as “full ratchet” anti-dilution adjustments for future issuances of other Company securities (subject to certain standard carve-outs) at prices less than the applicable Series B Conversion Price.

The issuance of shares of common stock pursuant to the 2016 Unit Private Placement (as defined in Note 3) triggered the full ratchet anti-dilution price protection provision of the Series B Preferred Stock. Accordingly, the Series B Conversion Price was adjusted from $8.25 to $2.00 per share.

The Series B Preferred Stock is subject to automatic conversion (the “Mandatory Conversion”) at such time when the Company’s common stock has been listed on a national stock exchange such as the NASDAQ, New York Stock Exchange or NYSE MKT; provided, that, on the Mandatory Conversion date, a registration statement providing for the resale of the shares of common stock underlying the Series B Preferred Stock is effective. In the event of a Mandatory Conversion, each share of Series B Preferred Stock will convert into the number of shares of common stock equal to the Stated Value plus accrued and unpaid dividends divided by the applicable Series B Conversion Price.

Voting Rights

The holders of the Series B Preferred Stock shall be entitled to the number of votes equal to the number of shares of common stock into which such Series B Preferred Stock could be converted for purposes of determining the shares entitled to vote at any regular, annual or special meeting of stockholders of the Company, and shall have voting rights and powers equal to the voting rights and powers of the common stock (voting together with the common stock as a single class).

Most Favored Nation

For a period of up to 30 months after March 31, 2015, if the Company issues any New Securities (as defined below) in a private placement or public offering (a “Subsequent Financing”), the holders of Series B Preferred Stock may exchange all of the Series B Preferred Stock at their Stated Value plus all Series A Warrants (as defined below) issued to the Series B Preferred Stock holders for the securities issued in the Subsequent Financing on the same terms of such Subsequent Financing.  This right expires upon the earlier of (i) September 30, 2017 and (ii) the consummation of a bona fide underwritten public offering in which the Company receives aggregate gross proceeds of at least $5,000,000. “New Securities” means shares of the common stock, any other securities, options, warrants or other rights where upon exercise or conversion the purchaser or recipient receives shares of the common stock, or other securities with similar rights to the common stock, subject to certain standard carve-outs.

The Company has authorized 160,000,000 shares of capital stock, par value $0.0001 per share, of which 150,000,000 are shares of common stock and 10,000,000 are shares of “blank-check” preferred stock.

Our Board is empowered, without stockholder approval, to issue preferred stock with dividend, liquidation, conversion, voting or other rights, which could adversely affect the voting power or other rights of the holders of common stock. The preferred stock could be utilized as a method of discouraging, delaying or preventing a change in control of us.

Common Stock

The holders of our common stock are entitled to one vote per share. In addition, the holders of our common stock will be entitled to receive ratably such dividends, if any, as may be declared by our Board out of legally available funds; however, the current policy of our Board is to retain earnings, if any, for operations and growth. Upon liquidation, dissolution or winding-up, the holders of our common stock will be entitled to share ratably in all assets that are legally available for distribution.

Series A Convertible Preferred Stock

Pursuant to the Certificate of Designation of Rights and Preferences of the Series A Preferred Stock (the “Series A Certificate of Designation”), the terms of the Series A Preferred Stock are as follows:

Ranking

The Series A Preferred Stock will rank (i) senior to our common stock, ii) pari passu with our Series A-2 Preferred Stock (as defined below) and (iii) junior to our Series B Preferred Stock (as defined below) with respect to distributions of assets upon the liquidation, dissolution or winding up of the Company.

Dividends

The Series A Preferred Stock is not entitled to any dividends.

Liquidation Rights

In the event of any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the holders of the Series A Preferred Stock shall be entitled to receive out of the assets of the Company, whether such assets are capital or surplus, for each share of Series A Preferred Stock an amount equal to the fair market value as determined in good faith by the Board.

Voluntary Conversion; Anti-Dilution Adjustments

Each fifteen (15) shares of Series A Preferred Stock shall be convertible into one share of common stock (the “Series A Conversion Ratio”). The Series A Conversion Ratio is subject to customary adjustments for issuances of shares of common stock as a dividend or distribution on shares of the common stock, or mergers or reorganizations.

Voting Rights

The Series A Preferred Stock has no voting rights. The common stock into which the Series A Preferred Stock is convertible shall, upon issuance, have all of the same voting rights as other issued and outstanding common stock, and none of the rights of the Series A Preferred Stock.

Series A-2 Convertible Preferred Stock

Pursuant to the Certificate of Designation of Rights and Preferences of the Series A-2 Convertible Preferred Stock (the “Series A-2 Preferred Stock” or “Series A-2 Preferred”), the terms of the Series A-2 Preferred Stock are as follows:

Ranking

The Series A-2 Preferred will rank (i) senior to our common stock, (ii) pari passu with our Series A Preferred Stock, and (iii) junior to our Series B Preferred Stock (as defined below) with respect to distributions of assets upon the liquidation, dissolution or winding up of the Company.

Dividends

The Series A-2 Preferred is not entitled to any dividends.

Liquidation Rights

In the event of any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the holders of the Series A-2 Preferred shall be entitled to receive out of the assets of the Company, whether such assets are capital or surplus, for each share of Series A-2 Preferred an amount of cash, securities or other property to which such holder would be entitled to receive with respect to each such share of Preferred Stock if such shares had been converted to common stock immediately prior to such liquidation, dissolution or winding-up of the Company.

Voluntary Conversion; Anti-Dilution Adjustments

Each share of Series A-2 Preferred shall, at any time, and from time to time, at the option of the holder, be convertible into ten (10) shares of common stock (the “Series A-2 Conversion Ratio”). The Series A-2 Conversion Ratio is subject to customary adjustments for issuances of shares of common stock as a dividend or distribution on shares of common stock, or mergers or reorganizations.

Conversion Restrictions

The holders of the Series A-2 Preferred may not convert their shares of Series A-2 Preferred into shares of common stock if the resulting conversion would cause such holder and its affiliates to beneficially own (as determined in accordance with Section 13(d) of the Exchange Act, and the rules thereunder) in excess of 4.99% or 9.99% of the common stock outstanding, when aggregated with all other shares of common stock owned by such holder and its affiliates at such time; provided, however, that such holder may elect to waive these conversion restrictions.

Voting Rights

The Series A-2 Preferred has no voting rights. The common stock into which the Series A-2 Preferred is convertible shall, upon issuance, have all of the same voting rights as other issued and outstanding common stock, and none of the rights of the Series A-2 Preferred.

Series B Convertible Preferred Stock

Pursuant to the Certificate of Designation of Rights and Preferences of the Series B Preferred Stock (the “Series B Certificate of Designation”), the terms of the Series B Preferred Stock are as follows:

Ranking

The Series B Preferred Stock will rank senior to our Series A Preferred Stock, Series A-2 Preferred Stock and common stock with respect to distributions of assets upon the liquidation, dissolution or winding up of the Company.

Stated Value

Each shares of Series B Preferred Stock will have a stated value of $5,500, subject to adjustment for stock splits, combinations and similar events (the “Stated Value”).

Dividends

Cumulative dividends on the Series B Preferred Stock accrue at the rate of 8% of the Stated Value per annum, payable quarterly on March 31, June 30, September 30, and December 31 of each year, from and after the date of the initial issuance.  Dividends are payable in kind in additional shares of Series B Preferred Stock valued at the Stated Value or in cash at the sole option of the Company. At February 28, 2017 and February 29, 2016, the dividend payable to the holders of the Series B Preferred Stock amounted to approximately $16,000 and approximately $48,000, respectively. During the year ended February 28, 2017 and February 29, 2016, the Company issued 34.5085 and 42.8202 shares of Series B Preferred Stock, respectively, for payment of dividends amounting to approximately $190,000 and approximately $236,000, respectively.

Liquidation Rights

If the Company voluntarily or involuntarily liquidates, dissolves or winds up its affairs, each holder of the Series B Preferred Stock will be entitled to receive out of the Company’s assets available for distribution to stockholders, after satisfaction of liabilities to creditors, if any, but before any distribution of assets is made on the Series A Preferred Stock or common stock or any of the Company’s shares of stock ranking junior as to such a distribution to the Series B Preferred Stock, a liquidating distribution in the amount of the Stated Value of all such holder’s Series B Preferred Stock plus all accrued and unpaid dividends thereon. At February 28, 2017 and February 29, 2016, the value of the liquidation preference of the Series B Preferred stocks aggregated to approximately $1.19 million and approximately $3.67 million, respectively.

Conversion; Anti-Dilution Adjustments

Each share of Series B Preferred Stock will be convertible at the holder’s option into common stock in an amount equal to the Stated Value plus accrued and unpaid dividends thereon through the conversion date divided by the then applicable conversion price. The initial conversion price was $8.25 per share (the “Series B Conversion Price”) and is subject to customary adjustments for issuances of shares of common stock as a dividend or distribution on shares of common stock, or mergers or reorganizations, as well as “full ratchet” anti-dilution adjustments for future issuances of other Company securities (subject to certain standard carve-outs) at prices less than the applicable Series B Conversion Price.

The issuance of shares of common stock pursuant to the 2016 Unit Private Placement (as defined in Note 4) triggered the full ratchet anti-dilution price protection provision of the Series B Preferred Stock. Accordingly, the Series B Conversion Price was adjusted from $8.25 to $2.00 per share. See Note 4 for the accounting treatment of the conversion price adjustment.

The Series B Preferred Stock is subject to automatic conversion (the “Mandatory Conversion”) at such time when the Company’s common stock has been listed on a national stock exchange such as the NASDAQ, New York Stock Exchange or NYSE MKT; provided, that, on the Mandatory Conversion date, a registration statement providing for the resale of the shares of common stock underlying the Series B Preferred Stock is effective. In the event of a Mandatory Conversion, each share of Series B Preferred Stock will convert into the number of shares of common stock equal to the Stated Value plus accrued and unpaid dividends divided by the applicable Series B Conversion Price.

Voting Rights

On March 27, 2015, the holders of the Series B Preferred Stock entered into an Amended and Restated Series B Preferred Purchase Agreement, whereby the Company filed an Amended and Restated Series B Preferred Certificate of Designation. The Amended and Restated Series B Preferred Certificate of Designation provides that the holders of the Series B Preferred Stock shall be entitled to the number of votes equal to the number of shares of common stock into which such Series B Preferred Stock could be converted for purposes of determining the shares entitled to vote at any regular, annual or special meeting of stockholders of the Company, and shall have voting rights and powers equal to the voting rights and powers of the common stock (voting together with the common stock as a single class).

Most Favored Nation

For a period of up to 30 months after March 31, 2015, if the Company issues any New Securities (as defined below) in a private placement or public offering (a “Subsequent Financing”), the holders of Series B Preferred Stock may exchange all of the Series B Preferred Stock at their Stated Value plus all Series A Warrants (as defined below) issued to the Series B Preferred Stock investors in the Series B Private Placement for the securities issued in the Subsequent Financing on the same terms of such Subsequent Financing.  This right expires upon the earlier of (i) September 30, 2017 and (ii) the consummation of a bona fide underwritten public offering in which the Company receives aggregate gross proceeds of at least $5.0 million. ”New Securities” means shares of the common stock, any other securities, options, warrants or other rights where upon exercise or conversion the purchaser or recipient receives shares of the common stock, or other securities with similar rights to the common stock, subject to certain standard carve-outs.

See Note 4 for the accounting treatment of the Series B Preferred Stock.